Accounts receivable and others (Details 4) - BRL (R$) R$ in Thousands	12 Months Ended
	Jun. 30, 2020		Jun. 30, 2019
Statement Line Items [Line Items]
Current	R$ 145,692		R$ 112,646
Noncurrent	240,407		180,597
Araucaria III [Member]
Statement Line Items [Line Items]
Beginning balance	5,222		8,527
Sales		[1]
Receipts	(4,547)		(2,980)
Acquisition of Agrifirma
Fair value adjustment	2,661		(325)
Ending balance	3,336		5,222
Current	3,131
Noncurrent	205
Araucaria IV [Member]
Statement Line Items [Line Items]
Beginning balance	7,238		9,017
Sales		[1]
Receipts			(1,525)
Acquisition of Agrifirma
Fair value adjustment	20		(254)
Ending balance	7,258		7,238
Current	4,728
Noncurrent	2,530
Araucaria V [Member]
Statement Line Items [Line Items]
Beginning balance	38,083		50,594
Sales		[1]
Receipts	(8,980)		(10,115)
Acquisition of Agrifirma
Fair value adjustment	8,401		(2,396)
Ending balance	37,504		38,083
Current	10,596
Noncurrent	26,908
Jatoba I [Member]
Statement Line Items [Line Items]
Beginning balance	6,182		8,657
Sales		[1]
Receipts	(4,680)		(2,513)
Acquisition of Agrifirma
Fair value adjustment	1,067		38
Ending balance	2,569		6,182
Current	2,569
Noncurrent
Jatoba II [Member]
Statement Line Items [Line Items]
Beginning balance	118,823
Sales		[1]	123,335
Receipts	(18,359)		(21,000)
Acquisition of Agrifirma
Fair value adjustment	29,277		16,488
Ending balance	129,741		118,823
Current	22,690
Noncurrent	107,051
Jatoba III [Member]
Statement Line Items [Line Items]
Beginning balance	42,131
Sales		[1]	47,016
Receipts	(5,008)		(5,000)
Acquisition of Agrifirma
Fair value adjustment	10,261		115
Ending balance	47,384		42,131
Current	8,140
Noncurrent	39,244
Jatoba IV [Member]
Statement Line Items [Line Items]
Beginning balance
Sales	18,974	[1]
Receipts	(6,731)
Acquisition of Agrifirma
Fair value adjustment	3,238
Ending balance	15,481
Current	3,325
Noncurrent	12,156
Bananal IX [Member]
Statement Line Items [Line Items]
Beginning balance
Sales		[1]
Receipts
Acquisition of Agrifirma	21,272
Fair value adjustment	1,133
Ending balance	22,405
Current	7,214
Noncurrent	15,191
Jatoba V [Member]
Statement Line Items [Line Items]
Beginning balance
Sales	37,919	[1]
Receipts	(5,000)
Acquisition of Agrifirma
Fair value adjustment	110
Ending balance	33,029
Current	8,541
Noncurrent	24,488
Alto Taquari I [Member]
Statement Line Items [Line Items]
Beginning balance	4,269
Sales		[1]	6,871
Receipts	(1,659)		(2,927)
Acquisition of Agrifirma
Fair value adjustment	935		325
Ending balance	3,545		4,269
Current	930
Noncurrent	2,615
Alto Taquari II [Member]
Statement Line Items [Line Items]
Beginning balance
Sales	3,576	[1]
Receipts	(2,046)
Acquisition of Agrifirma
Fair value adjustment	2,024
Ending balance	3,554
Current	1,200
Noncurrent	2,354
Alto Taquari III [Member]
Statement Line Items [Line Items]
Beginning balance
Sales	11,037	[1]
Receipts	(1,761)
Acquisition of Agrifirma
Fair value adjustment	(1,330)
Ending balance	7,946
Current	614
Noncurrent	7,332
Araucaria II [Member]
Statement Line Items [Line Items]
Current
Noncurrent
Consolidated [member]
Statement Line Items [Line Items]
Beginning balance	221,948		76,795
Sales	71,506		177,222
Receipts	(58,771)		(46,060)
Acquisition of Agrifirma	21,272
Fair value adjustment	57,797		13,991
Ending balance	313,752		R$ 221,948
Current	41,351
Noncurrent	R$ 180,597

[1]	Information on sales and the amounts received in the fiscal year ended June 30, 2020 is presented in Notes 1.2 and 21.b.